Cover	Apr. 24, 2024
Cover [Abstract]
Entity Registrant Name	Hempacco Co., Inc.
Entity Central Index Key	0001892480
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 24, 2024
Entity File Number	001-41487
Entity Tax Identification Number	83-4231457
Entity Address Address Line 1	9925 Airway Road
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92154
City Area Code	619
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	779-0715
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	HPCO
Security Exchange Name	NASDAQ